SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and cash equivalents (Details)	12 Months Ended
Dec. 31, 2017
Maximum [member]
Disclosure of cash and cash equivalents [line items]
Original maturity of short term deposits, classified as cash and cash equivalents	3 months